Initial Public Offering (Details) - Schedule of Ordinary Shares Reflected on the Balance Sheet - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Schedule of Ordinary Shares Reflected on the Balance Sheet [Abstract]
Gross proceeds			$ 78,750,000	$ 78,750,000
Less:
Proceeds allocated to public warrants and public rights			(6,898,500)	(6,898,500)
Offering costs of public shares	$ (4,647,702)		(4,647,702)	(4,647,702)
Redemption of shares	(55,265,334)		(55,265,334)
Plus:
Accretion of carrying value to redemption value	15,597,512		15,969,750	13,835,304
Monthly extension fees	$ 55,265,334		600,000
Ordinary shares subject to possible redemption			$ 28,508,214	$ 81,039,102